Business combinations - Financial Position of the Business Acquired in 2021 (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Jun. 08, 2022	Feb. 17, 2022
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	R$ 816
Short-term investments	9,024
Trade accounts receivable	10,037
Recoverable taxes	281
Receivables from related parties	62
Property and equipment	1,490
Intangible assets - Customer relationship	29,053
Intangible asset - Software	45,361
Intangible asset - Trademarks and patents	288,964
Other assets	64,119
Total assets	449,207
Trade accounts payable	21,423
Loans and financing	4,463
Labor and social security liabilities	3,044
Accounts payable to clients	16,614,513	R$ 15,726,502
Taxes payable	3,718
Deferred tax liabilities	12,318
Other liabilities	3,241
Total liabilities	48,207
Net assets and liabilities	401,000
Consideration transferred, acquisition-date fair value	491,817
Goodwill	90,817
Non-controlling interests arising on a business combination		50,252	R$ 61,720
Reclame Aqui
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						R$ 418
Short-term investments						9,024
Trade accounts receivable						7,938
Recoverable taxes						148
Receivables from related parties						62
Property and equipment						1,285
Intangible assets - Customer relationship						26,964
Intangible asset - Software						11,220
Intangible asset - Trademarks and patents						288,964
Other assets						63,651
Total assets						409,674
Trade accounts payable						17,401
Loans and financing						4,463
Labor and social security liabilities						2,190
Taxes payable						3,364
Deferred tax liabilities						0
Other liabilities						3,154
Total liabilities						30,572
Net assets and liabilities						379,102
Consideration transferred, acquisition-date fair value	435,164					435,164
Goodwill						R$ 56,062
Plugg [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents					R$ 362
Short-term investments					0
Trade accounts receivable					1,864
Recoverable taxes					91
Receivables from related parties					0
Property and equipment					0
Intangible assets - Customer relationship					2,089
Intangible asset - Software					34,141
Intangible asset - Trademarks and patents					0
Other assets					8
Total assets					38,555
Trade accounts payable					3,943
Loans and financing					0
Labor and social security liabilities					541
Taxes payable					313
Deferred tax liabilities					12,318
Other liabilities					0
Total liabilities					17,115
Net assets and liabilities					21,440
Consideration transferred, acquisition-date fair value	46,038				46,038
Goodwill					R$ 24,598
Hubcount [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				R$ 36
Short-term investments				0
Trade accounts receivable				235
Recoverable taxes				42
Receivables from related parties				0
Property and equipment				205
Intangible assets - Customer relationship				0
Intangible asset - Software				0
Intangible asset - Trademarks and patents				0
Other assets				460
Total assets				978
Trade accounts payable				79
Loans and financing				0
Labor and social security liabilities				313
Taxes payable				41
Deferred tax liabilities
Other liabilities				87
Total liabilities				520
Net assets and liabilities				458
Consideration transferred, acquisition-date fair value	10,615			10,615
Goodwill				R$ 10,157
SimplesVet
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	11,107	11,107
Trade accounts receivable	96	96
Recoverable taxes	20	0
Property and equipment	179	179
Intangible assets - Customer relationship	6,826	15,924
Intangible asset - Software	15,666	2,807
Other assets	116	137
Total assets	34,010	30,250
Trade accounts payable	106	106
Labor and social security liabilities	566	566
Taxes payable	580	0
Deferred tax liabilities	7,648	6,369
Other liabilities	263	843
Total liabilities	9,163	7,884
Net assets and liabilities	24,847	22,366
Consideration transferred, acquisition-date fair value	37,481	39,583
Goodwill	12,634	17,217
Change in property and equipment	0
Measurement Period Adjustments Recognized For Cash And Cash Equivalents	0
Measurement Period Adjustments Recognized For Trade Accounts Receivable	0
Intangible asset - Customer relationship	(9,098)
Measurement Period Adjustments Recognized For Other Assets	(21)
Measurement Period Adjustments Recognized For Assets	3,760
Measurement Period Adjustments Recognized For Trade Accounts Payable	0
Measurement Period Adjustments Recognized For Labor And Social Security Liabilities	0
Measurement Period Adjustments Recognized For Current Tax Liabilities	580
Measurement Period Adjustments Recognized For Deferred Tax Liabilities	1,279
Measurement Period Adjustments Recognized For Other Liabilities	(580)
Measurement Period Adjustments Recognized For Liabilities	1,279
Non-controlling interests arising on a business combination	2,481
Consideration paid	(2,102)
Increase (decrease) in goodwill	(4,583)
Intangible asset - Software	12,859
Measurement Period Adjustments Recognized For Recoverable Taxes	20
VHSYS
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	13,731	13,731
Trade accounts receivable	351	351
Recoverable taxes	38	0
Property and equipment	2,236	2,232
Intangible assets - Customer relationship	672	6,134
Intangible asset - Software	22,798	14,583
Intangible asset - Trademarks and patents	21,513	0
Other assets	49	109
Total assets	61,388	39,662
Trade accounts payable	3,515	3,515
Loans and financing	1,525	1,525
Labor and social security liabilities	2,019	2,019
Taxes payable	174	0
Deferred tax liabilities	14,437	7,044
Other liabilities	0	177
Total liabilities	21,672	14,280
Net assets and liabilities	39,716	25,382
Consideration transferred, acquisition-date fair value	62,578	55,411
Goodwill	22,862	30,029
Intangible assets	0	2,522
Provision for contingencies	2	0
Change in property and equipment	4
Measurement Period Adjustments Recognized For Cash And Cash Equivalents	0
Measurement Period Adjustments Recognized For Trade Accounts Receivable	0
Intangible asset - Customer relationship	(5,462)
Measurement Period Adjustments Recognized For Other Assets	(60)
Measurement Period Adjustments Recognized For Assets	21,726
Measurement Period Adjustments Recognized For Trade Accounts Payable	0
Measurement Period Adjustments Recognized For Loans and Financing	0
Measurement Period Adjustments Recognized For Labor And Social Security Liabilities	0
Measurement Period Adjustments Recognized For Current Tax Liabilities	174
Measurement Period Adjustments Recognized For Deferred Tax Liabilities	7,393
Measurement Period Adjustments Recognized For Other Liabilities	(177)
Measurement Period Adjustments Recognized For Liabilities	7,392
Non-controlling interests arising on a business combination	14,334
Consideration paid	7,167
Increase (decrease) in goodwill	(7,167)
Measurement Period Adjustments Recognized For Intangible Assets	(2,522)
Intangible asset - Software	8,215
Intangible asset - Trademarks and patents	21,513
Provision for contingencies	2
Measurement Period Adjustments Recognized For Recoverable Taxes	38
Linx S.A. [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	41,618	41,618
Short-term investments	431,444	431,444
Trade accounts receivable	212,567	212,567
Recoverable taxes	28,206	43,927
Property and equipment	200,420	200,420
Intangible assets - Customer relationship	1,470,842	1,471,741
Intangible asset - Software	340,780	340,780
Intangible asset - Trademarks and patents	214,578	214,578
Other assets	77,367	77,367
Total assets	3,649,409	3,492,927
Trade accounts payable	107,205	107,205
Loans and financing	346,151	346,151
Labor and social security liabilities	85,829	85,829
Taxes payable	34,635	34,635
Deferred tax liabilities	618,463	608,749
Other liabilities	111,233	111,233
Total liabilities	1,800,677	1,790,963
Net assets and liabilities	1,848,732	1,701,964
Consideration transferred, acquisition-date fair value	6,762,265	6,737,900
Goodwill	4,913,533	5,035,936
Deferred tax assets	196,099	47,362
Intangible assets	56,917	56,917
Provision for contingencies	164,259	164,259
Change in property and equipment	0
Measurement Period Adjustments Recognized For Cash And Cash Equivalents	0
Measurement Period Adjustments Recognized For Short-term Investments	0
Measurement Period Adjustments Recognized For Trade Accounts Receivable	0
Intangible asset - Customer relationship	(899)
Measurement Period Adjustments Recognized For Other Assets	0
Measurement Period Adjustments Recognized For Assets	156,482
Accounts Payable To Clients Recognized As Of Acquisition Date	332,902	332,902
Measurement Period Adjustments Recognized For Trade Accounts Payable	0
Measurement Period Adjustments Recognized For Loans and Financing	0
Measurement Period Adjustments Recognized For Labor And Social Security Liabilities	0
Measurement Period Adjustments Recognized For Current Tax Liabilities	0
Measurement Period Adjustments Recognized For Deferred Tax Liabilities	9,714
Measurement Period Adjustments Recognized For Other Liabilities	0
Measurement Period Adjustments Recognized For Liabilities	9,714
Non-controlling interests arising on a business combination	146,768
Consideration paid	24,365
Increase (decrease) in goodwill	(122,403)
Measurement Period Adjustments Recognized For Intangible Assets	0
Intangible asset - Software	0
Intangible asset - Trademarks and patents	0
Measurement Period Adjustments Recognized For Intangible Assets, Non-compete agreement	24,365
Non-compete agreement, intangible assets recognised as of acquisition date	24,365	0
Provision for contingencies	0
Measurement Period Adjustments Recognized For Deferred Tax Assets	148,737
Measurement Period Adjustments Recognized For Accounts Receivable from Card Issuers	0
Accounts Receivable From Card Issuers Recognized As Of Acquisition Date	349,471	349,471
Measurement Period Adjustments Recognized For Recoverable Taxes	(15,721)
Prepaid Expenses Recognized As Of Acquisition Date	4,735	4,735
Measurement Period Adjustments Recognized For Prepaid Expenses	0
Measurement Period Adjustments Recognized For Accounts Payable to Clients	0
Collact
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	38	38
Trade accounts receivable	29	29
Property and equipment	389	389
Intangible assets - Customer relationship	294	0
Intangible asset - Software	1,116	11,634
Intangible asset - Trademarks and patents	0	774
Other assets	321	321
Total assets	2,187	13,185
Labor and social security liabilities	852	852
Accounts payable to clients	261	261
Measurement Period Adjustments Recognized For accounts payables to clients		0
Taxes payable	10	10
Deferred tax liabilities	479	4,218
Other liabilities	902	902
Total liabilities	2,504	6,243
Net assets and liabilities	(317)	6,942
Consideration transferred, acquisition-date fair value	14,116	14,116
Goodwill	14,433	7,174
Change in property and equipment		0
Measurement Period Adjustments Recognized For Cash And Cash Equivalents		0
Measurement Period Adjustments Recognized For Trade Accounts Receivable		0
Intangible asset - Customer relationship		294
Measurement Period Adjustments Recognized For Other Assets		0
Measurement Period Adjustments Recognized For Assets		(10,998)
Measurement Period Adjustments Recognized For Labor And Social Security Liabilities		0
Measurement Period Adjustments Recognized For Current Tax Liabilities		0
Measurement Period Adjustments Recognized For Deferred Tax Liabilities		(3,739)
Measurement Period Adjustments Recognized For Other Liabilities		0
Measurement Period Adjustments Recognized For Liabilities		(3,739)
Non-controlling interests arising on a business combination		(7,259)
Consideration paid		0
Increase (decrease) in goodwill		7,259
Intangible asset - Software		(10,518)
Intangible asset - Trademarks and patents		(774)
Trampolin
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	294	294
Trade accounts receivable	130	130
Property and equipment	9	9
Intangible asset - Software	1,460	7,874
Other assets	2	2
Total assets	1,895	8,309
Deferred tax liabilities	497	2,677
Other liabilities	125	125
Total liabilities	622	2,802
Net assets and liabilities	1,273	5,507
Consideration transferred, acquisition-date fair value	23,299	24,993
Goodwill	22,026	19,486
Change in property and equipment		0
Measurement Period Adjustments Recognized For Cash And Cash Equivalents		0
Measurement Period Adjustments Recognized For Trade Accounts Receivable		0
Measurement Period Adjustments Recognized For Other Assets		0
Measurement Period Adjustments Recognized For Assets		(6,414)
Measurement Period Adjustments Recognized For Deferred Tax Liabilities		(2,180)
Measurement Period Adjustments Recognized For Other Liabilities		0
Measurement Period Adjustments Recognized For Liabilities		(2,180)
Non-controlling interests arising on a business combination		(4,234)
Consideration paid	R$ (1,694)	(1,694)
Increase (decrease) in goodwill		2,540
Intangible asset - Software		R$ (6,414)